SUPPLEMENT DATED JULY 28, 2025
    TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 28, 2025
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                          VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity

                       VARIABLE ANNUITY ACCOUNT SEVEN
                   Polaris Platinum O-Series Variable Annuity

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                      Polaris Platinum III Variable Annuity

                    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

           THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A
                      Polaris Platinum Elite Variable Annuity
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This supplement updates certain information contained in Appendix A -
Underlying Funds Available Under the Contract in the most recent Prospectus and Summary Prospectuses (together, the "Prospectus"). You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.


Effective on or about July 28, 2025, the SA Wellington Government and Quality Bond Portfolio is renamed the SA Goldman Sachs Government and Quality Bond Portfolio and Goldman Sachs Asset Management L.P. became its subadvisor as below:

------------------------------------      ------------------------------------
   Former Underlying Fund Name                  New Underlying Fund Name
             Advisor                                   Advisor
            Subadvisor                                Subadvisor
------------------------------------      ------------------------------------
SA Wellington Government and Quality      SA Goldman Sachs Government and
Bond Portfolio                            Quality Bond Portfolio
SunAmerica Asset Management, LLC          SunAmerica Asset Management, LLC
Wellington Management Company LLP         Goldman Sachs Asset Management L.P.
------------------------------------      ------------------------------------

Effective on or about July 28, 2025, the SA JPMorgan Global Equities Portfolio is renamed the SA Fidelity Institutional AM(R) Global Equities Portfolio and FIAM LLC became its subadvisor. Additionally, the current expense is amended as below:

---------------------------  ------------------------- -----------  -----------
Former Underlying Fund Name  New Underlying Fund Name  Share Class    Current
       Advisor                      Advisor                           Expense
      Subadvisor                   Subadvisor
---------------------------  ------------------------- -----------  -----------
SA JPMorgan Global Equities  SA Fidelity Institutional
Portfolio                    AM(R) Global Equities
                             Portfolio                   Class 3       1.05%*
SunAmerica Asset             SunAmerica Asset
Management, LLC              Management, LLC
J.P. Morgan Investment       FIAM LLC
Management Inc.
---------------------------  ------------------------- -----------  -----------

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.

All references to the above Underlying Funds in the Prospectus are replaced accordingly.

Additional information regarding the Underlying Funds, including the prospectuses for the Underlying Funds, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses or by calling
(855) 421-2692.